Share-based compensation	12 Months Ended
Dec. 31, 2018
Statements Line Items
Share-based compensation [Text Block]
22.	Share-based compensation

Share options

In May 2014, the Company adopted a share option plan (the “Plan”) offered to its directors, officers, management, employees and consultants. Options may be granted at an exercise price determined by the Board of Directors but shall not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant shall be granted an option which exceeds 5% of the issued and outstanding shares of the Company at the time of granting of the option. The number of common shares issued to insiders of the Company within one year and issuable to the insiders of the Company at any time under the Plan or combined with all other share compensation arrangements, cannot exceed 8% of the issued and outstanding common shares. The duration and the vesting period are determined by the Board of Directors. However, the expiry date may not exceed 7 years after the date of granting.

The following table summarizes information about the movement of the share options outstanding:

		2018		2017
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$

Balance – January 1	3,537,123	14.90	3,063,130	14.25

Granted(i)	886,900	12.85	763,400	16.57
Exercised	-	-	(43,970)	14.22
Exercised – Virginia replacement share options(ii)	(2,710)	13.93	(190,471)	11.28
Forfeited	(70,467)	14.43	(50,633)	14.57
Expired	(44,866)	15.15	(4,333)	15.80

Balance – December 31	4,305,980	14.49	3,537,123	14.90

Options exercisable – December 31	2,720,879	14.72	2,051,323	14.57

(i)	Options were granted to officers, management, employees and/or consultants.
(ii)	Share options issued as replacement share options following the acquisition of Virginia Mines Inc. in 2015.

The weighted average share price when share options were exercised during the year ended December 31, 2018 was $14.71 ($15.83 for the year ended December 31, 2017).

The following table summarizes the Company’s share options outstanding as at December 31, 2018:

	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

8.35 – 9.98	57,391	9.77	3.1	57,391	9.77
10.58 – 12.97	932,175	12.69	4.3	72,075	10.66
13.38 – 14.78	966,983	13.49	2.5	706,016	13.48
14.90 – 15.80	1,642,931	15.31	1.1	1,642,931	15.31
16.66 – 17.84	706,500	16.68	3.4	242,466	16.69
	4,305,980	14.49	2.5	2,720,879	14.72

Share options – Fair value

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2018	2017

Dividend per share	1%	1%
Expected volatility	35%	38%
Risk-free interest rate	2%	1%
Expected life	46 months	45 months
Weighted average share price	$12.85	$16.57
Weighted average fair value of options granted	$3.37	$4.58

The expected volatility was estimated using Osisko’s historical data from the date of grant and for a period corresponding to the expected life of the options. Share options are exercisable at the closing market price of the common shares of the Company on the day prior to their grant.

The fair value of the share options is recognized as compensation expense over the vesting period. In 2018, the total share-based compensation related to share options on the statement of loss amounted to $3.1 million ($3.2 million in 2017).

Deferred and restricted share units

In April 2014, Osisko adopted a Deferred Share Unit Plan and a Restricted Share Unit Plan, which allow DSU and RSU to be granted to directors, officers and employees as part of their long-term compensation package and entitling them to receive payout in cash. On February 16, 2018, the Board of Directors has approved amendments to the Company’s RSU plan, which now provides for the right of the Company to settle a payment in the form of common shares, cash or a combination of common shares and cash (the “Amended RSU Plan”). The Amended RSU Plan was approved by the shareholders at the Annual and Special Meeting of Shareholders on May 3, 2018.

The following table summarizes information about the DSU and RSU movements:

			2018		2017
	DSU (i)	RSU(ii)	RSU(iii)	DSU(i)	RSU(ii)
	(cash)	(cash)	(equity)	(cash)	(cash)

Balance – Beginning of period	266,442	600,627	-	175,446	595,076

Granted	82,600	23,700	429,262	88,600	231,300

Reinvested (dividends on common shares)	4,696	7,064	6,277	2,396	7,260

Settled	(36,529)	(192,719)	-	-	(225,429)

Transfer from cash-settled to equity-settled(iv)	-	(428,090)	428,090	-	-

Forfeited	-	(7,536)	(14,870)	-	(7,580)

Balance – End of period	317,209	3,046	848,759	266,442	600,627

Balance – Vested	233,883	-	69,257	177,405	-

(i)

The DSU granted vest the day prior to the next annual general meeting and are payable in cash to each director when he or she leaves the board or is not re-elected. The value of the payout will be determined by multiplying the number of DSU vested at the payout date by the closing price of the Company’s shares on the day prior to the payout date. The value to be recognized at each reporting date is determined based on the closing price of the Company’s shares and is recognized over the vesting period.

(ii)

The RSU granted prior to 2018 vest and are payable in cash three years after the grant date (except for those that were transferred from cash-settled to equity-settled in 2018, as described below), one half of which depends on the achievement of certain performance measures. The value of the payout will be determined by multiplying the number of RSU vested at the payout date by the closing price of the Company’s shares on the day prior to the payout date. The value to be recognized at each reporting date is determined based on the closing price of the Company’s shares and based on applicable terms for performance based and fixed components. The fair value is recognized over the vesting period.

(iii)

50% of the short-term incentive (2017 annual bonus) attributed to management in connection with the acquisition of Orion’s Portfolio was paid in RSU instead of cash representing a value at the date of grant of $1.0 million (representing 68,162 RSU). These RSU vested on the grant date and will be settled in equity on December 31, 2019. On the settlement date, one common share will be issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities.

The RSU granted in 2018 (other than the RSU granted for the 2017 annual bonus) vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures. The Company granted 361,100 RSU (with a weighted average value of $12.97 per RSU) in 2018 that it intends to settle in equity. The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company’s shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted in function of the applicable terms for the performance based components.

(iv)

Following the approval of the Amended RSU Plan, 428,090 outstanding RSU have been transferred from cash-settled to equity- settled as the Company now intends to settle these RSU in equity instead of cash. The Company has reclassified the fair value at the date of transfer from provisions and other liabilities to contributed surplus.

The total share-based compensation expense related to the DSU and RSU plans in 2018 amounted to $2.7 million ($7.3 million in 2017).

Deferred and restricted share units – Fair value

The following table summarizes the carrying value of the outstanding DSU and RSU (cash) and the fair value of the vested DSU and RSU (cash) as at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Carrying	Intrinsic value	Carrying	Intrinsic value
	value	of vested units	value	of vested units
	$	$	$	$

Current portion	3,494	2,800	5,632	2,576
Non-current portion	-	-	2,036	-

	3,494	2,800	7,668	2,576

The carrying value of the DSU and RSU (cash) is included in provisions and other liabilities on the consolidated balance sheets (Note 18).

Based on the closing price of the common shares at December 31, 2018 ($11.97), and considering a marginal income tax rate of 53.3%, the estimated amount that the Company is expected to transfer to the tax authorities to settle the employees’ tax obligations related to the vested RSU to be settled in equity amounts to $0.4 million ($5.4 million for all outstanding RSU to be settled in equity).